Intangible assets - Rates of amortization (Details)	12 Months Ended
Dec. 31, 2023
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Amortisation rate, intangible assets other than goodwill	20.00%
Research and development
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Amortisation rate, intangible assets other than goodwill	50.00%
Client portfolio
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	2 years
Amortisation rate, intangible assets other than goodwill	50.00%
Workforce
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Amortisation rate, intangible assets other than goodwill	20.00%
Non Compete
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Amortisation rate, intangible assets other than goodwill	20.00%